Right to Use Assets and Lease Liabilities - Operating Leases	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
Lessee, Operating Leases [Text Block]

Note 7 - Right to Use Assets and Lease Liabilities – Operating Leases

The Company has an operating lease for its clinic with a remaining lease term of approximately 7.5 years. The Company’s lease expense was entirely comprised of operating leases. Lease expense for the years ended December 31, 2020 and 2019 amounted to $10,642 and $0, respectively. The Company’s ROU asset amortization for the years ended December 31, 2020 and 2019 was $4,318 and $0, respectively. The difference between the lease expense and the associated ROU asset amortization consists of interest at a rate of 12% per annum.

Right to use assets – operating leases are summarized below:

	December 31, 2020	December 31, 2019
Clinic	$310,361	$-
Right to use assets, net	$310,361	$-

Operating lease liabilities are summarized below:

	December 31, 2020	December 31, 2019
Clinic	$321,004	$-
Lease liability	$321,004	$-
Less: current portion	(8,905)
Lease liability, non-current	$312,099	$-

Maturity analysis under these lease agreements are as follows:

For the period ended December 31, 2021	$47,671
For the period ended December 31, 2022	63,798
For the period ended December 31, 2023	64,937
For the period ended December 31, 2024	66,456
For the period ended December 31, 2025	67,975
Thereafter	200,003
Total	$510,840
Less: Present value discount	(189,836)
Lease liability	$321,004